Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Total pre-tax loss is comprised of the following by jurisdiction:

	For the Years Ended December 31,
(In $ millions)	2021	2020	2019
Bermuda	(68.1)	(76.4)	(390.7)
Foreign	(115.2)	(225.0)	102.8
Total	(183.3)	(301.4)	(287.9)

Income Tax Expense
All income tax expense is attributable to foreign jurisdictions and is comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2021	2020	2019
Current tax expense	10.2	15.1	9.9
Change in deferred tax	(0.5)	1.1	1.3
Total	9.7	16.2	11.2

Effective Income Tax Rate Reconciliation	A reconciliation of the Bermuda statutory tax rate to our effective rate is shown below:

	For the Years Ended December 31,
	2021	2020	2019
Bermuda statutory income tax rate	—%	—%	—%
Tax rates which are different from the statutory rate	(6.64)%	(6.49)%	(2.30)%
Adjustment attributable to prior years	1.60%	—%	—%
Change in valuation allowance	—%	1.57%	(1.29)%
Adjustments to uncertain tax positions	(0.26)%	(0.45)%	(0.30)%
Total	(5.30)%	(5.37)%	(3.89)%

Net Deferred Tax
The components of the net deferred taxes are as follows:

	As of December 31,
(In $ millions)	2021	2020
Deferred tax assets
Net operating losses	13.0	44.8
Excess of tax basis over book basis of property, plant and equipment	53.6	29.7
Other	16.0	10.7
Deferred tax asset	82.6	85.2
Less: Valuation allowance	(81.9)	(85.0)
Net deferred tax assets (1)	0.7	0.2
Deferred tax liabilities
Deferred tax liabilities	—	—
Net deferred tax asset	0.7	0.2
(1) Net deferred tax assets are recognized in "Other non-current assets" in the Consolidated Balance Sheets (see Note 17 - Other Non-Current Assets).

Reconciliation of Liabilities Related to Unrecognized Tax Benefits
The following is a reconciliation of the liabilities related to our uncertain tax positions:

(In $ millions)	2021	2020
Unrecognized tax benefits, excluding interest and penalties, at January 1,	6.2	5.3
Additions for tax positions of prior year	—	0.9
Unrecognized tax benefits, excluding interest and penalties, at December 31,	6.2	6.2
Interest and penalties	4.6	4.2
Unrecognized tax benefits, including interest and penalties, at December 31,	10.8	10.4